Key Management Personnel Disclosures (Details) - Schedule of Aggregate Compensation Made to Directors and Other Members	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Aggregate Compensation Made to Directors and Other Members [Line Items]
Short-term employee benefits	$ 860,229	$ 588,397	$ 821,414
Post-employment benefits	210,543	144,011	294,171
Israel deferred payments			653,768
Share-based payments	689,094	471,340	93,036
Total	$ 1,759,866	$ 1,203,748	$ 1,862,389